Financial instruments and risk management (Details 4) - Cebur Volarcb 23 [Member] - At fair value [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Increase in rate	0.50%	0.50%
Effect on cap, increase	$ 6	$ 149
Decrease in rate	0.50%	0.50%
Effect on cap, decrease	$ (3)	$ (125)